Property, Plant and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	$ 1,370,399	$ 1,442,566
Less: Accumulated depreciation	781,554	805,394
Property, plant and equipment, net	588,845	637,172	$ 614,705
Land
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	41,809	47,616
Building and building improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	392,151	427,826
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	854,074	907,541
Construction in progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	$ 82,365	$ 59,583